LVIP American Century Select Mid Cap Managed Volatility Fund	LVIP Franklin Templeton Value Managed Volatility Fund
LVIP American Global Balanced Allocation Managed Risk Fund	LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP American Global Growth Allocation Managed Risk Fund	LVIP Invesco Select Equity Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund	LVIP Managed Risk Profile 2010 Fund
LVIP Global Growth Allocation Managed Risk Fund	LVIP Managed Risk Profile 2020 Fund
LVIP Global Moderate Allocation Managed Risk Fund	LVIP Managed Risk Profile 2030 Fund
LVIP BlackRock Dividend Value Managed Volatility Fund	LVIP Managed Risk Profile 2040 Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund	LVIP Managed Risk Profile 2050 Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund	LVIP MFS International Equity Managed Volatility Fund
LVIP Blended Core Equity Managed Volatility Fund	LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP Blended Large Cap Growth Managed Volatility Fund	LVIP Select Core Equity Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund	LVIP SSGA International Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility Fund	LVIP SSGA Large Cap Managed Volatility Fund
LVIP Dimensional International Equity Managed Volatility Fund	LVIP SSGA SMID Cap Managed Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund	LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
(each, a “Fund”, and together, the “Funds”) Supplement Dated November 21, 2016 to the Prospectuses and Statements of Additional Information

This Supplement updates certain information in the Prospectuses and Statements of Additional Information for the Funds. You may obtain copies of the Funds’ Prospectuses and Statements of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your Prospectuses and other important records.

Revisions to the Prospectuses and Statements of Additional Information for the Funds:

Effective November 21, 2016, Alex Zeng has been appointed as a portfolio manager of the Funds.

The following information is added under “Investment Adviser” in each Fund’s summary prospectus:

LIA Portfolio Managers	Company Title	Experience w/ Fund
Alex Zeng	Assistant Vice President	November 2016

The following biographical information is added to the Funds’ prospectuses under “Portfolio Managers”:

Alex Zeng is a Portfolio Manager and Assistant Vice President of LIA. Mr. Zeng joined LIA in 2014 as a Senior Quantitative Research Analyst. He is a member of LIA’s Derivatives Committee. Prior to joining LIA, Mr. Zeng did quantitative equity research and modeling for U.S. and international markets, portfolio management and analytics, and risk management for a registered investment adviser. Mr. Zeng is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment Analyst® (CAIA) Charterholder. He holds a B.S. and M.S. in Civil Engineering from Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College Park.